Restricted Net Assets (Details) ¥ in Thousands	12 Months Ended
Jun. 30, 2016 CNY (¥)
RESTRICTED NET ASSETS [Abstract]
Portion of net after-tax income to be allocated to the statutory general reserve fund	10.00%
Percentage rate of registered capital, reserve fund reached, appropriation not required	50.00%
Total registered capital and statutory reserves	¥ 359,224